SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
		Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Aug. 31, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($)	Mar. 02, 2018 $ / shares shares	Dec. 16, 2016 USD ($) $ / shares shares
SHARE CAPITAL
Ratio of shares convertible		1	1
Date of incorporation of the company		Dec. 16, 2016	Dec. 16, 2016
Share capital (US$0.00001 par value; 120,585,274 shares issued and outstanding as of August 31, 2019, 119,488,962 shares issued and outstanding as of August 31, 2020)		¥ 8						$ 1,000		¥ 8			$ 0.0001
Common stock, shares issued (in shares)		119,488,962						119,488,962		120,585,274			10
Share capital, par value (in US dollar per share) | $ / shares					$ 0.00001			$ 0.00001					$ 0.00001
Authorized share capital | $													$ 50,000
Common stock, shares authorized (in shares)													5,000,000,000
Common stock, shares outstanding (in shares)		119,488,962						119,488,962		120,585,274
Options Outstanding, Exercised				14,457	14,457
Shares repurchased | ¥	[1]	¥ 56,058		¥ 417,149		¥ 114,554
Number of shares cancelled and retired		569,732	569,732	6,679,183	6,679,183
2018 Repurchase Program
SHARE CAPITAL
Stock repurchase program, Authorized amount | $											$ 100,000,000
Number of shares repurchased				5,471,718	5,471,718	1,207,465	1,207,465
Shares repurchased				¥ 417,149	$ 60,539,000	¥ 114,554	$ 16,822,000
2019 Repurchase Program
SHARE CAPITAL
Stock repurchase program, Authorized amount | $									$ 30,000,000
Number of shares repurchased		1,096,312	1,096,312
Shares repurchased		¥ 56,058	$ 8,721,000
Number of shares cancelled and retired		569,732	569,732
Class A Ordinary Shares
SHARE CAPITAL
Number of voting rights		1	1
ADS ratio												1
Class B Ordinary Shares
SHARE CAPITAL
Number of voting rights		20	20
ADS
SHARE CAPITAL
Common stock, shares issued (in shares)												10,000,000
Common stock, price per share (in US dollar per share) | $ / shares												$ 19.00

[1]	Note*: The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended August 31, 2018, 2019 and 2020, the Group repurchased a total of 1,207,465 , 5,471,718 and 1,096,312 shares from the market for a cash consideration of RMB 114,554, RMB 417,149 and RMB 56,058, respectively. Total of 6,679,183 and 569,732 shares have been cancelled by the Group during the years ended August 31, 2019 and 2020, respectively. As of August 31, 2020, the number of treasury stock is 526,580.